Financial instruments and risk management - Foreign currency sensitivity (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Net (loss) income for the period	$ (215,242)	$ (4,293,791)	$ 2,639,063	$ (942,882)
Covid [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Net (loss) income for the period		111
Comprehensive income		$ 94
USD | Foreign currency | Fair value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rate	(5.00%)	(5.00%)	(5.00%)
Effect on profit before tax from reasonably possible increase in exchange rate		$ (253,763)	$ (155,593)
Effect on profit before tax from reasonably possible decrease in exchange rate		$ 253,763	$ 155,593